Financial Risk Management - Disclosure of Financial Instruments Classified as Transition Not Yet Completed (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Non Derivative Financial Liabilities Borrowings [Member] | Transition Not Yet Completed [Member] | Other LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	₩ 51,512
Non Derivative Financial Liabilities Borrowings [Member] | Modification Of Clause Completed [Member] | Other LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	51,512
Non Derivative Financial Liabilities Borrowings [Member] | Maturity Date After Thirty June Two Thousand And Twenty Three [Member] | Transition Not Yet Completed [Member] | USD LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	2,328,046
Non Derivative Financial Liabilities Borrowings [Member] | Maturity Date After Thirty June Two Thousand And Twenty Three [Member] | Modification Of Clause Completed [Member] | USD LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	18,968
Currency swap contract [member] | Transition Not Yet Completed [Member] | Other LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Financial liabilities	(2,548)
Currency swap contract [member] | Modification Of Clause Completed [Member] | Other LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Financial liabilities	(2,548)
Non Derivative Financial Assets Loans [Member] | Maturity Date After Thirty June Two Thousand And Twenty Three [Member] | Transition Not Yet Completed [Member] | USD LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	4,742
Interest rate swap contract [member] | Maturity Date After Thirty June Two Thousand And Twenty Three [Member] | Transition Not Yet Completed [Member] | USD LIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Financial assets	₩ 6,372